Subsequent Events (Details Narrative) (10-K) - Subsequent Event [Member]	1 Months Ended
Feb. 28, 2019 USD ($)
BGR Restaurants [Member]
Sold majority interest purchase price	$ 500,000
Equity method, ownership percentage	46.00%
American Burger Restaurants [Member]
Sold majority interest purchase price	$ 200,000
Equity method, ownership percentage	46.00%